Goodwill and Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets [Abstract]
Schedule of Activity in Goodwill	The following is a summary of activity in goodwill for the three and nine months ended September 30, 2024 and 2023:
September 30, 2024
Balance at December 31, 2023	$4,797,078
Foreign exchange transactions	16,156
Balance at March 31, 2024	4,813,234
Foreign exchange transaction	(20,085)
Balance at June 30, 2024	4,793,149
Foreign exchange transaction	283,642
Balance at September 30, 2024	$5,076,791
September 30, 2023
Balance at December 31, 2022	$4,576,572
Foreign exchange transaction	(18,790)
Balance at March 31, 2023	4,557,782
Foreign exchange transaction	235,329
Balance at June 30, 2023	4,811,901
Foreign exchange transaction	68,492
Balance at September 30, 2023	$4,626,274
The following is a summary of activity in goodwill for the years ended December 31, 2023 and 2022:
Balance at December 31, 2021	$5,124,398
Foreign exchange transactions	(547,826)
Balance at December 31, 2022	$4,576,572
Foreign exchange transaction	220,506
Balance at December 31, 2023	$4,797,078

Schedule of Intangible Assets	Intangible assets consist of the following:
	As of September 30, 2024
	Amortization Period	Costs as of January 1, 2024	Additions	Disposals	Ending Costs	Accumulated Amortization	Accumulated Impairment	Net Book Value
Patents	5-15 years	$7,332,227	$174,258	$-	$7,506,485	$(6,748,788)	$-	$757,697
IPR&D	5 years	5,015,694	-	-	5,015,694	(3,554,784)	(1,460,910)	-
Other intellectual assts	5 years	969,278	-	-	969,278	(969,278)	-	-
Intangible assets, net		$13,317,199	$174,258	$-	$13,491,457	$(11,272,850)	$(1,460,910)	$757,697

	As of December 31, 2023
	Amortization	Costs as of January 1,			Ending	Accumulated	Accumulated	Net Book
	Period	2023	Additions	Disposals	Costs	Amortization	Impairment	Value
Patents	5-15 years	$7,220,776	$111,451	$-	$7,332,227	$(6,703,750)	$-	$628,477
IPR&D	5 years	5,015,694	-	-	5,015,694	(3,554,784)	(1,460,910)	-
Other intellectual assts	5 years	969,278	-	-	969,278	(969,278)	-	-
Intangible assets, net		$13,205,748	$111,451	$-	$13,317,199	$(11,227,812)	$(1,460,910)	$628,477
Intangible assets consist of the following:
	As of December 31, 2023
	Amortization Period	Beginning Cost	Additions	Disposals	Ending Cost	Accumulated Amortization	Accumulated Impairment	Net Book Value
Patents	5 - 15 years	$7,220,776	$111,450	-	$7,332,226	$(6,703,750)	$-	$628,477
IPR&D	5 years	5,015,694	-	-	5,015,694	(3,554,784)	(1,460,910)	-
Other intellectual assets	5 years	969,278	-	-	969,278	(969,278)	-	-
Intangible assets, net		$13,205,748	$111,450	$-	$13,317,198	$(11,227,812)	$(1,460,910)	$628,477
	As of December 31, 2022
	Amortization Period	Beginning Cost	Additions	Disposals	Ending Cost	Accumulated Amortization	Accumulated Impairment	Net Book Value
Patents	5 - 15 years	$7,002,280	$218,496	-	$7,220,776	$(6,156,164)	$-	$1,064,612
IPR&D	5 years	5,015,694	-	-	5,015,694	(3,554,784)	(1,460,910)	-
Other intellectual assets	5 years	969,278	-	-	969,278	(969,278)	-	-
Intangible assets, net		$12,987,252	$218,496	$-	$13,205,748	$(10,680,226)	$(1,460,910)	$1,064,612

Schedule of Future Estimated Amortization Expense	Future estimated amortization expense for the Company’s intangible assets is approximately as follows:
Future estimated amortization as of September 30, 2024
Remainder of 2024	$13,447
2025	55,444
2026	55,444
2027	55,444
2028	55,444
Thereafter	522,474
$757,697
Future estimated amortization expense for the Company’s intangible assets is approximately as follows:
Future estimated amortization as of December 31, 2023:
2024	$52,549
2025	52,549
2026	52,549
2027	52,549
2028	52,549
Thereafter	365,733
$628,478